Note 2 - Summary of Significant Accounting Policies (Detail) - Anti-Dilutive Common Shares Outstanding (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Anti-Dilutive Common Shares Outstanding	$ 36,139,633	$ 33,617,509	$ 27,154,943	$ 35,253,904
Preferred Stock Series A [Member]
Anti-Dilutive Common Shares Outstanding		$ 3,283,565		$ 3,684,000
Preferred Stock Series C [Member]
Anti-Dilutive Common Shares Outstanding	$ 3,416,692	$ 3,416,692		$ 3,416,692
Preferred Stock Series D [Member]
Anti-Dilutive Common Shares Outstanding	$ 6,000,000	$ 6,000,000		$ 6,000,000
Convertible Debt Securities [Member]
Anti-Dilutive Common Shares Outstanding	$ 11,125,000	$ 3,375,000	$ 11,125,000	$ 3,375,000
Stock Options [Member]
Anti-Dilutive Common Shares Outstanding	$ 1,130,000	$ 3,074,311	$ 1,312,002	$ 3,810,271
Warrant [Member]
Anti-Dilutive Common Shares Outstanding	$ 14,467,941	$ 14,467,941	$ 14,717,941	$ 14,967,941